EQUIPMENT	3 Months Ended	12 Months Ended
	May 31, 2017	Feb. 28, 2017
Property, Plant and Equipment [Abstract]
EQUIPMENT

Equipment consists of the following:

	Estimated Useful Lives	May 31, 2017	February 28, 2017
Research equipment	7 years	$601,720	$601,720
Computer equipment	5 years	78,149	78,149
		679,869	679,869
Accumulated depreciation and amortization		(287,900)	(265,234)
Equipment, net		$391,969	$414,635

Depreciation and amortization expense was approximately $23,000 and approximately $24,000 for the three months ended May 31, 2017 and May 31, 2016, respectively. Depreciation of equipment utilized in research and development activities is included in research and development expenses and amounted to approximately $19,000 and $20,000 for the three months ended May 31, 2017 and May 31, 2016, respectively. All other depreciation is included in general and administrative expense and amounted to approximately $4,000 and approximately $4,000 for the three months ended May 31, 2017 and May 31, 2016, respectively.

Equipment consists of the following:

	Estimated Useful lives	February 28, 2017	February 29, 2016
Research equipment	7 years	$601,720	$590,373
Computer and software equipment	5 years	78,149	76,075
		679,869	666,448
Accumulated depreciation and amortization		(265,234)	(169,396)
Equipment, net		$414,635	$497,052

Total depreciation and amortization expense was approximately $96,000 for each of the years ended February 28, 2017 and February 29, 2016.

Depreciation of equipment utilized in research and development activities is included in research and development expenses and amounted to approximately $81,000 for each of the years ended February 28, 2017 and February 29, 2016. All other depreciation is included in general and administrative expense and amounted to approximately $15,000 for each of the years ended February 28, 2017 and February 29, 2016.